Debt - Summary of Changes in Consolidated Debt (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Changes In Consolidated Debt [line items]
Accrued interest	$ 42,656,852	$ 33,146,807
Financed public works contracts [member]
Disclosure Of Changes In Consolidated Debt [line items]
Changes in total debt: At the beginning of the year	1,983,174,088	2,082,286,116
Transfers to lease liabilities	0	(6,053,280)
Loans obtained-financing institutions	1,292,197,518	1,167,834,946
Debt payments	(1,151,962,147)	(1,185,042,283)
Accrued interest	144,207,950	128,061,187
Interest paid	(130,989,150)	(127,945,203)
Foreign exchange	122,099,058	(75,967,395)
At the end of the year	$ 2,258,727,317	$ 1,983,174,088